CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Jun. 30, 2018
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 26 -	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Under the PRC laws and regulations, the Company’s PRC subsidiaries’ ability to transfer net assets in the form of dividend payments, loans, or advances are restricted. The amount restricted was RMB569,279 (equivalent to $84,091) and RMB
601,064 (equivalent to $88,930) as of June 30, 2017, and 2018, respectively.

The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEETS

	June 30,
	2017	2018
ASSETS
Current assets:
Cash and cash equivalents	$13,103	$21,578
Amounts due from subsidiaries	59,920	53,503
Prepaid expenses	61	61
Total current assets	73,084	75,142

Investments in subsidiaries	726,837	869,706

Total assets	$799,921	$944,848

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and related expense	$14	$28
Derivative financial liability	487	412
Amounts due to subsidiaries	55,869	82,491
Total current liabilities	56,370	82,931

Long-term loan	20,032	19,865
Total liabilities	76,402	102,796

Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 60,342,099 shares issued and outstanding as of June 30, 2017 and 2018, respectively	60	60
Additional paid-in capital	222,189	223,396
Retained earnings	524,129	624,049
Accumulated other comprehensive loss	(22,859)	(5,453)
Total equity	723,519	842,052

Total liabilities and equity	$799,921	$944,848

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended June 30,
	2016	2017	2018

General and administrative expenses	$4,484	$1,062	$1,751
Loss from operations	(4,484)	(1,062)	(1,751)

Other expense, net	(93)	(89)	-
Interest income	80	4	-
Interest expenses	(705)	(1,074)	(748)
Foreign exchange losses	(719)	(740)	(97)
Equity in profit of subsidiaries	$124,392	$71,905	$109,757
Income before income taxes	118,471	68,944	107,161
Income tax expenses	-	-	-
Net income	118,471	68,944	107,161

Other comprehensive income, net of tax of nil
Translation adjustment	(46,052)	(14,392)	17,406
Comprehensive income	$72,419	$54,552	$124,567

CONDENSED STATEMENTS OF CASH FLOWS

	Year ended June 30,
	2016	2017	2018

Cash flows from operating activities:
Net income	$118,471	$68,944	$107,161
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share of net (income) of equity investees	(124,392)	(71,905)	(109,757)
Share-based compensation expenses	3,860	464	1,207
Accretion of convertible bond	230	230	230
Fair value adjustments of a bifurcated derivative	93	89	(75)
Accrued liabilities	41	1,248	14
Net cash used in operating activities	$(1,697)	$(930)	$(1,220)

Cash flows from investing activities:
Collection of loans from subsidiaries	-	2,316	50,649
Loans to subsidiaries	(729)	(2,712)	(5,000)
Maturity of time deposits	14,713	-	-
Investment in subsidiaries	(2,594)	-	(15,707)
Net cash provided by (used in) investing activities	$11,390	$(396)	$29,942

Cash flows from financing activities:
Proceeds of loans from subsidiaries	-	11,938	-
Payment of dividends	-	(11,975)	(7,241)
Repayment of loans from subsidiaries	(15,000)	(428)	(13,006)
Proceeds from exercise of options	5,441	6,323	-
Net cash (used in) provided by financing activities	$(9,559)	$5,858	$(20,247)

Net increase in cash and cash equivalents	$134	$4,532	$8,475

Cash and cash equivalents, beginning of period	8,437	8,571	13,103
Cash and cash equivalents, end of period	$8,571	$13,103	$21,578

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323,
Investments—Equity Method and Joint Ventures
(“ASC 323”). Such investment is presented on the balance sheets as “Investment in subsidiaries” and the subsidiaries’ profit as “Equity in profit of subsidiaries” on the statements of comprehensive income. The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.

Commitments

The Company does not have significant commitments or long-term obligations as of the period end presented.